Schedule of Reconciliation of Basic to Diluted Weighted Average (Details) - shares		1 Months Ended	3 Months Ended		4 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Weighted average number of shares of common stock outstanding, basic	1		1	1
Weighted average number of shares of common stock outstanding, diluted	1		1	1
PROCAP BTC, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Weighted average number of shares of common stock outstanding, basic		3,809,524		10,000,000	8,849,558
Preferred units		24,595,238			57,134,955
Weighted average number of shares of common stock outstanding, diluted		28,404,762		74,562,500	65,984,513